Condensed Consolidated Balance Sheets (USD $) In Thousands	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Current assets:
Cash and cash equivalents	$ 71,221	$ 81,032	$ 28,888
Accounts receivable, net	3,204	22,412	4,692
Revenues receivable	28,741	21,703	26,279
Insurance receivable			6,050
Income taxes receivable	2,987	2,955
Commodity derivatives - current portion	2,669	9,377	26,996
Prepaid assets	10,150	4,200	6,857
Other current assets	3,900	3,784	3,921
Total current assets	122,872	145,463	103,683
Oil and gas properties (full-cost method):
Properties being amortized	1,065,479	1,009,071	903,365
Properties not subject to amortization	95,640	81,656	113,378
Less accumulated depreciation, depletion, and amortization	(684,113)	(653,777)	(583,830)
Net oil and gas properties	477,006	436,950	432,913
Other assets:
Other capitalized assets, net	7,249	7,246	7,227
Commodity derivatives	611	263	3,480
Equity investments	2,044	2,044	7,350
Other	18,449	5,320	1,195
Total other assets	28,353	14,873	19,252
Total assets	628,231	597,286	555,848
Current liabilities:
Accounts payable and accrued liabilities	14,074	19,587	25,181
Revenues payable	26,320	17,834	19,206
Interest payable - senior secured notes	4,688	5,048
Current taxes payable	614	924	314
Advances from joint interest partners	909		1,053
Commodity derivatives - current portion	2,479	1,973
Asset retirement obligations - current portion	2,406	2,406	2,543
Long-term debt - current portion	6,390	1,112	1,142
Deferred income taxes - current portion	797	1,810	8,803
Total current liabilities	58,677	50,694	58,242
Other liabilities:
Commodity derivatives	610	861
Asset retirement obligations	22,342	20,946	17,462
Long-term debt	2,787	2,860	112,980
Senior secured notes	148,781	148,681
Deferred income taxes	99,102	90,870	103,114
Total other liabilities	273,622	264,218	233,556
Total liabilities	332,299	314,912	291,798
Commitments and contingencies
Noncontrolling interest	20,956	2,467	5,551
Shareholders' equity :
Common stock, no par value	56,096	56,096	56,096
Treasury stock	(5,736)	(5,736)	(5,736)
Accumulated other comprehensive income, net of taxes	1,593	5,977	20,822
Retained earnings	223,023	223,570	187,317
Total shareholders' equity	274,976	279,907	258,499
Total liabilities and shareholders' equity	$ 628,231	$ 597,286	$ 555,848